Note 5 - Goodwill and Intangible Assets (Details) - Changes in the Carrying Amount of Goodwill by Segment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill Balance	$ 993,217	$ 989,808
Foreign currency translation and other	3,409
Goodwill Balance	993,217	989,808
Performance Materials [Member]
Goodwill [Line Items]
Goodwill Balance	763,654	760,371
Foreign currency translation and other	3,283
Goodwill Balance	763,654	760,371
Graphic Solutions [Member]
Goodwill [Line Items]
Goodwill Balance	229,563	229,437
Foreign currency translation and other	126
Goodwill Balance	$ 229,563	$ 229,437